Other Non-Current Assets	6 Months Ended
Jun. 30, 2020
Other Non-Current Assets
Other Non-Current Assets

7. Other Non-Current Assets

Other non-current assets consist of the following:

	December 31, 2019	June 30, 2020
Various guarantees	388	375
Other long-term assets	1,613	3,675
Cash collaterals on swaps	22,220	38,392
Total	24,221	42,442

Cash collaterals on swaps represent cash deposited for the Group’s interest rate swaps, being the difference between their fair value and an agreed threshold. An amount of $32,708 of cash collaterals has been included in Prepayments and other current assets (December 31, 2019: nil).